Right of Use And Lease	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Right of Use And Lease
16.	RIGHT OF USE AND LEASE

(a)	Right of use

	Useful life in Years (i)	First-time adoption (Note 3.28)	Additions	Write-offs	Transfers (ii)	Others changes	2019
Cost Value:
Vehicles	3	-	40,069	(146)	-	95	40,018
Machinery and equipment	3 to 10	-	14,954	(40)	-	664	15,578
Facilities	3 to 10	103,945	187,294	-	481,235	12,426	784,900
IT equipment	10	-	279	-	-	4	283
Retail stores	3 to 10	1,819,951	416,250	(76,022)	150,374	39,824	2,350,377
Tools and accessories	3	-	2,650	-	-	153	2,803

Total cost		1,923,896	661,496	(76,208)	631,609	53,166	3,193,959

Depreciation value:
Vehicles		-	(8,083)	38	-	(64)	(8,109)
Machinery and equipment		-	(4,126)	-	-	(191)	(4,317)
Facilities		-	(95,734)	-	-	(1,456)	(97,190)
IT equipment		-	(209)	-	-	(5)	(214)
Retail stores		-	(466,590)	(2,968)	-	6,226	(463,332)
Tools and accessories		-	(882)	-	-	(54)	(936)

Total accrued depreciation		-	(575,624)	(2,930)	-	4,456	(574,098)

Net total		1,923,896	85,872	(79,138)	631,609	57,622	2,619,861

i) The applied useful lives refer to agreements the Company is certain that it will use the underlying assets of the lease agreements in accordance with contractual conditions. On January 1, 2019, they corresponded to the remaining period of the agreements in force on the date of transition of the Lease standard.
ii) Balances of Financial Lease recorded as Property, Plant and Equipment on December 31, 2018, of which R$481,235 at the consolidated, and balances of key money of retail stores, transferred from intangible assets, in the amount of R$150,374 at the consolidated.

Values recognized in the income statement during 2019
Financial expense on lease	134,579
Amortization of right of use	575,624
Appropriation in the result of variable lease installments not included in the measurement of rental liabilities	31,023
Sublease revenue	(2,698)
Short-term rental expenses and low-value assets	126,067
Expenses related to leases	22,214
Total	886,809

Values recognized in the financing cash flow statement
Payment of leasing (principal)	497,905
Values recognized in the operating cash flow statement
Payment of leasing (interest)	134,579
Variable lease payments not included in the measurement of rental liabilities	11,199
Short-term lease payments and low-value assets	69,162
lease-related payments	26,460
Total	739,305

b)	Lease obligation

	2019	2018
Current	542,088	68,764

Non-current	1,975,477	377,471
The following table shows the cha
n
ges in the balance of lease obligations for the year ended December 31, 2019:

Balance on December 31, 2018 (i)	446,235
First-time adoption of IFRS 16	1,949,739
New agreements	627,889
Payment of leasing (principal)	(497,905)
Payment of leasing (interest)	(134,579)
Recognition of financial charges	134,579
Write-offs (ii)	(86,319)
Translation effects (other comprehensive income)	77,926
Balance on December 31, 2019	2,517,565

(i)	Refers to balances of Finance Lease, in accordance with standard IAS 17 – Leases, effective until December 31, 2018; and

(ii)	Mainly related to termination contracts related to lease of stores.
Maturities of the balance of
non-current
lease liabilities are shown below:

	2019	2018
2021	374,746	86,638
2022	361,688	57,942
2023	358,274	55,422
2024 onwards	880,769	177,469
	1,975,477	377,471

The table below shows the rates practiced, according to the deadlines:

Contracts maturity	Rate % p.a.
1 year	1.9 to 10.5
2 years	3.9 to 9.5
3 years	5.8 to 10.6
4 years	1.9 to 11.3
5 years	6.9 to 14.0
6 years	1.9 to 10.2
9 years	8.2
10 years	13.6
15 years	9.0